Taxes to Recover (Tables)	12 Months Ended
Dec. 31, 2020
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Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2020	12/31/2019
ICMS (a.1)	1,129,325	872,670
PIS and COFINS (a.2) (a.3)	1,297,029	930,570
Value-added tax (IVA) of foreign subsidiaries	35,600	29,707
Others	57,704	56,748
Total	2,519,658	1,889,695
Current	1,044,850	1,122,335
Non-current	1,474,808	767,360

Estimated recovery of PIS and COFINS credits

The estimated recovery of PIS and COFINS credits is stated as follows:

Up to 1 year	528,999
From 1 to 2 years	405,998
From 2 to 3 years	178,049
From 3 to 5 years	183,983
Total of recoverable PIS and COFINS	1,297,029

The estimated recovery of ICMS assets is stated as follows:

Up to 1 year	422,548
From 1 to 2 years	362,062
From 2 to 3 years	200,586
From 3 to 5 years	88,483
From 5 to 7 years	26,420
From 7 to 10 years	29,226
Total of recoverable ICMS, net of provision	1,129,325

Summary of Recoverable Income Tax and Social Contribution Taxes	Represented by recoverable IRPJ and CSLL.
	12/31/2020	12/31/2019
IRPJ and CSLL	627,285	430,290
Current	366,080	325,343
Non-current	261,205	104,947